UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Global
Smaller Companies
Fund
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 15
Notes to Financial Statements 19
Shareholder Information 28
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Global Smaller Companies Fund
This semiannual report for Templeton Global Smaller
Companies Fund covers the period ended February 29,
2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to achieve long-term capital growth. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of smaller companies located anywhere in the world. For this Fund, smaller companies
are companies with market capitalizations not exceeding the
lesser of the highest float-adjusted market capitalization in the Fund's benchmark, the MSCI All Country World Index
(ACWI) Small Cap Index-NR, or $10 billion, at the time of
purchase. The Fund may invest a significant amount of its
assets in the securities of companies located in emerging
markets, will invest its assets in issuers located in at least three different countries (including the U.S.) and will invest at least 40% of its net assets in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +6.69% cumulative total return. In comparison,
the MSCI ACWI Small Cap Index-NR, which measures
performance of small capitalization companies in global
developed and emerging markets, posted a +7.18%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
2/29/24
% of Total
Net Assets
North America 44.7%
Europe 29.6%
Asia 17.5%
Latin America & Caribbean 2.7%
Other 0.7%
Short-Term Investments & Other Net Assets 4.8%
Top 10 Countries*
2/29/24
a
% of Total
Net Assets
a a
United States 43.2%
Japan 7.4%
Italy 7.2%
Switzerland 5.6%
United Kingdom 5.1%
Germany 4.2%
Taiwan 3.5%
Sweden 2.4%
Hong Kong 1.8%
Bahamas 1.8%
*
Does not include cash and cash equivalents.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Templeton
Global Smaller Companies Fund. We look forward to serving
your future investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Kyle Denning, CFA
Katie Ylijoki, CFA
Portfolio Management Team
Top 10 Holdings
2/29/24
Company
Industry, Country
% of Total
Net Assets
a a
Integer Holdings Corp. 2.0%
Health Care Equipment & Supplies, United
States
Brunello Cucinelli SpA 2.0%
Textiles, Apparel & Luxury Goods, Italy
Asics Corp. 2.0%
Textiles, Apparel & Luxury Goods, Japan
Alamo Group, Inc. 1.8%
Machinery, United States
OneSpaWorld Holdings Ltd. 1.8%
Diversified Consumer Services, Bahamas
Freshpet, Inc. 1.8%
Food Products, United States
Siegfried Holding AG 1.8%
Life Sciences Tools & Services, Switzerland
Interpump Group SpA 1.7%
Machinery, Italy
Jones Lang LaSalle, Inc. 1.7%
Real Estate Management & Development,
United States
Technogym SpA 1.6%
Leisure Products, Italy
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 29, 2024
Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +6.69% +0.79%
1-Year +8.52% +2.53%
5-Year +25.03% +3.39%
10-Year +46.63% +3.31%
Advisor
6-Month +6.90% +6.90%
1-Year +8.85% +8.85%
5-Year +26.62% +4.83%
10-Year +50.47% +4.17%
See page 5 for Performance Summary footnotes.

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region , the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG consid-
erations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(9/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.1023
C $0.0230
R6 $0.1356
Advisor $0.1254
Total Annual Operating Expenses

Share Class
A 1.32%
Advisor 1.07%

Your Fund’s Expenses
Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,066.90 $6.76 $1,018.33 $6.60 1.32%
C $1,000 $1,062.50 $10.58 $1,014.60 $10.34 2.06%
R6 $1,000 $1,069.10 $4.91 $1,020.11 $4.80 0.96%
Advisor $1,000 $1,069.00 $5.48 $1,019.57 $5.35 1.07%

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.88 $8.24 $12.67 $9.16 $8.66 $10.39
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.09 0.05 0.06 0.04 0.08
Net realized and unrealized gains (losses) 0.58 0.81 (3.30) 3.72 0.67 (1.09)
Total from investment operations ........ 0.59 0.90 (3.25) 3.78 0.71 (1.01)
Less distributions from:
Net investment income .............. (0.10) (0.06) (0.03) (0.08) (0.09) (0.07)
Net realized gains ................. — (0.20) (1.15) (0.19) (0.12) (0.65)
Total distributions ................... (0.10) (0.26) (1.18) (0.27) (0.21) (0.72)
Net asset value, end of period .......... $9.37 $8.88 $8.24 $12.67 $9.16 $8.66
Total return
c
....................... 6.69% 11.15% (27.76)% 41.91% 8.08% (8.86)%
Ratios to average net assets
d
Expenses
e
........................ 1.32% 1.30% 1.31% 1.31% 1.38% 1.33%
Net investment income ............... 0.21% 1.06% 0.51% 0.55% 0.45% 0.87%
Supplemental data
Net assets, end of period (000’s) ........ $799,223 $794,020 $799,689 $1,203,490 $921,018 $998,891
Portfolio turnover rate ................ 8.36% 12.85% 13.80% 20.47% 16.81% 18.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.21 $7.64 $11.88 $8.60 $8.15 $9.82
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) 0.02 (0.03) (0.02) (0.03) 0.01
Net realized and unrealized gains (losses) 0.53 0.75 (3.06) 3.49 0.63 (1.03)
Total from investment operations ........ 0.51 0.77 (3.09) 3.47 0.60 (1.02)
Less distributions from:
Net investment income .............. (0.02) — — (—)
c
(0.03) —
Net realized gains ................. — (0.20) (1.15) (0.19) (0.12) (0.65)
Total distributions ................... (0.02) (0.20) (1.15) (0.19) (0.15) (0.65)
Net asset value, end of period .......... $8.70 $8.21 $7.64 $11.88 $8.60 $8.15
Total return
d
....................... 6.25% 10.25% (28.25)% 40.84% 7.25% (9.60)%
Ratios to average net assets
e
Expenses
f
......................... 2.06% 2.06% 2.06% 2.06% 2.13% 2.08%
Net investment income (loss) .......... (0.54)% 0.27% (0.28)% (0.23)% (0.32)% 0.12%
Supplemental data
Net assets, end of period (000’s) ........ $4,631 $4,875 $6,116 $11,344 $11,509 $17,373
Portfolio turnover rate ................ 8.36% 12.85% 13.80% 20.47% 16.81% 18.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.94 $8.30 $12.74 $9.22 $8.69 $10.44
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.12 0.09 0.10 0.07 0.11
Net realized and unrealized gains (losses) 0.59 0.82 (3.32) 3.73 0.69 (1.10)
Total from investment operations ........ 0.62 0.94 (3.23) 3.83 0.76 (0.99)
Less distributions from:
Net investment income .............. (0.14) (0.10) (0.06) (0.12) (0.11) (0.11)
Net realized gains ................. — (0.20) (1.15) (0.19) (0.12) (0.65)
Total distributions ................... (0.14) (0.30) (1.21) (0.31) (0.23) (0.76)
Net asset value, end of period .......... $9.42 $8.94 $8.30 $12.74 $9.22 $8.69
Total return
c
....................... 6.91% 11.59% (27.49)% 42.37% 8.55% (8.57)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.94% 0.96% 0.98% 1.00% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.96%
e
0.93% 0.95% 0.97% 0.98% 0.96%
Net investment income ............... 0.60% 1.43% 0.88% 0.89% 0.84% 1.24%
Supplemental data
Net assets, end of period (000’s) ........ $57,524 $75,063 $73,802 $104,097 $78,551 $85,377
Portfolio turnover rate ................ 8.36% 12.85% 13.80% 20.47% 16.81% 18.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
Templeton Global Smaller Companies Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.95 $8.31 $12.76 $9.23 $8.71 $10.45
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.11 0.08 0.09 0.06 0.10
Net realized and unrealized gains (losses) 0.60 0.81 (3.33) 3.74 0.68 (1.09)
Total from investment operations ........ 0.62 0.92 (3.25) 3.83 0.74 (0.99)
Less distributions from:
Net investment income .............. (0.13) (0.08) (0.05) (0.11) (0.10) (0.10)
Net realized gains ................. — (0.20) (1.15) (0.19) (0.12) (0.65)
Total distributions ................... (0.13) (0.28) (1.20) (0.30) (0.22) (0.75)
Net asset value, end of period .......... $9.44 $8.95 $8.31 $12.76 $9.23 $8.71
Total return
c
....................... 6.90% 11.40% (27.59)% 42.27% 8.32% (8.60)%
Ratios to average net assets
d
Expenses
e
........................ 1.07% 1.05% 1.06% 1.06% 1.13% 1.08%
Net investment income ............... 0.46% 1.31% 0.76% 0.80% 0.68% 1.12%
Supplemental data
Net assets, end of period (000’s) ........ $40,309 $39,007 $40,999 $63,954 $47,466 $57,452
Portfolio turnover rate ................ 8.36% 12.85% 13.80% 20.47% 16.81% 18.87%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 93.7%
Bahamas 1.7%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,204,025 $ 15,700,486
Belgium 1.1%
Barco NV ...................... Electronic Equipment, Instruments &
Components 581,204 10,361,533
Brazil 0.9%
Camil Alimentos SA ............... Food Products 4,832,600 8,311,370
Canada 1.5%
Canaccord Genuity Group, Inc. ...... Capital Markets 720,600 4,274,273
Canadian Western Bank ........... Banks 449,698 9,605,972
13,880,245
China 1.1%
Haitian International Holdings Ltd. .... Machinery 2,001,000 5,066,700
b
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,683,949 4,789,654
9,856,354
Finland 1.3%
Huhtamaki OYJ .................. Containers & Packaging 288,328 11,321,677
France 0.6%
Kaufman & Broad SA ............. Household Durables 178,798 5,355,246
Germany 4.2%
b
Adesso SE ..................... IT Services 36,474 4,527,243
Gerresheimer AG ................ Life Sciences Tools & Services 93,726 10,990,333
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 264,567 8,371,353
Rational AG .................... Machinery 16,473 13,556,578
37,445,507
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 12,339,544
VTech Holdings Ltd. .............. Communications Equipment 742,200 4,287,396
16,626,940
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 262,517 6,990,622
India 1.7%
CESC Ltd. ..................... Electric Utilities 2,784,368 4,266,268
Exide Industries Ltd. .............. Automobile Components 2,827,836 10,905,042
15,171,310
Israel 0.5%
Maytronics Ltd. .................. Household Durables 402,036 4,415,740
Italy 7.2%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 152,178 18,277,420
c
Carel Industries SpA , 144A , Reg S ... Building Products 201,236 4,654,712
Interpump Group SpA ............. Machinery 323,981 15,394,918
Sanlorenzo SpA ................. Leisure Products 272,907 12,196,011
c
Technogym SpA , 144A , Reg S ...... Leisure Products 1,563,557 14,870,376
65,393,437
Japan 7.4%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 428,100 18,219,751
Bunka Shutter Co. Ltd. ............ Building Products 368,800 3,872,614

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
CKD Corp. ..................... Machinery 290,200 $ 5,967,320
Idec Corp. ...................... Electrical Equipment 221,500 4,213,086
IDOM, Inc. ..................... Specialty Retail 860,300 5,206,496
MEITEC Group Holdings, Inc. ....... Professional Services 265,600 5,378,343
Morinaga & Co. Ltd. .............. Food Products 239,100 4,286,359
TechnoPro Holdings, Inc. .......... Professional Services 392,900 7,868,956
Tsumura & Co. .................. Pharmaceuticals 616,800 11,361,346
66,374,271
Netherlands 1.3%
SBM Offshore NV ................ Energy Equipment & Services 843,353 11,976,888
New Zealand 0.2%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 319,374 2,148,006
Philippines 0.5%
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 8,341,400 4,079,831
South Korea 1.5%
BNK Financial Group, Inc. .......... Banks 871,410 4,900,804
DGB Financial Group, Inc. .......... Banks 805,029 5,345,618
a
Jeisys Medical, Inc. ............... Health Care Equipment & Supplies 519,985 3,073,679
13,320,101
Sweden 2.4%
c
Dometic Group AB , 144A .......... Automobile Components 1,263,517 10,111,379
c
Thule Group AB , 144A , Reg S ....... Leisure Products 417,274 11,354,211
21,465,590
Switzerland 5.6%
Bucher Industries AG ............. Machinery 31,309 13,257,394
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 120,892 10,616,736
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 76,066 10,889,919
Siegfried Holding AG .............. Life Sciences Tools & Services 15,877 15,935,166
50,699,215
Taiwan 3.5%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,143,432 6,783,151
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 2,678,000 7,535,942
Merida Industry Co. Ltd. ........... Leisure Products 1,175,000 7,759,090
Nien Made Enterprise Co. Ltd. ...... Household Durables 390,000 4,562,326
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 717,000 4,724,020
31,364,529
United Kingdom 5.1%
Fevertree Drinks plc .............. Beverages 447,141 6,519,379
Greggs plc ..................... Hotels, Restaurants & Leisure 285,982 9,753,865
Man Group plc .................. Capital Markets 3,907,773 12,011,800
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 198,263 5,463,942
Persimmon plc .................. Household Durables 298,433 5,143,234
Savills plc ...................... Real Estate Management & Development 370,962 4,319,919
a,c
Watches of Switzerland Group plc , 144A Specialty Retail 591,731 3,029,594
46,241,733
United States 41.8%
Academy Sports & Outdoors, Inc. .... Specialty Retail 66,392 4,960,810

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Advanced Drainage Systems, Inc. .... Building Products 35,645 $ 5,818,690
Alamo Group, Inc. ................ Machinery 81,215 16,428,982
a
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 227,405 4,222,911
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 165,319 13,670,228
Crown Holdings, Inc. .............. Containers & Packaging 166,267 12,739,378
a
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 7,888 7,064,414
a
Freshpet, Inc. ................... Food Products 141,010 15,938,360
a
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 234,565 2,993,049
Hillenbrand, Inc. ................. Machinery 306,925 14,594,284
Huntington Bancshares, Inc. ........ Banks 1,083,647 14,130,757
a
ICON plc ....................... Life Sciences Tools & Services 39,972 12,815,823
a,b
Integer Holdings Corp. ............ Health Care Equipment & Supplies 165,731 18,278,472
Janus Henderson Group plc ........ Capital Markets 333,825 10,401,987
John Bean Technologies Corp. ...... Machinery 104,783 10,633,379
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 80,167 15,250,970
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 600,672 9,814,980
Lancaster Colony Corp. ............ Food Products 47,843 9,899,674
LCI Industries ................... Automobile Components 67,839 8,546,357
Lear Corp. ..................... Automobile Components 60,903 8,365,027
a
Leonardo DRS, Inc. .............. Aerospace & Defense 454,268 10,316,426
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 333,147 6,053,281
a
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 680,433 6,307,614
Lithia Motors, Inc. , A .............. Specialty Retail 19,963 5,970,135
ManpowerGroup, Inc. ............. Professional Services 119,814 8,645,778
MGP Ingredients, Inc. ............. Beverages 137,900 11,746,322
a
Middleby Corp. (The) ............. Machinery 45,537 6,928,910
Miller Industries, Inc. .............. Machinery 194,869 8,771,054
a
NCR Atleos Corp. ................ Financial Services 254,946 5,547,625
a,b
NCR Voyix Corp. ................. Software 509,893 7,449,537
b
Patrick Industries, Inc. ............. Automobile Components 84,601 10,147,044
Sealed Air Corp. ................. Containers & Packaging 243,467 8,489,694
a
Skechers USA, Inc. , A ............. Textiles, Apparel & Luxury Goods 80,592 4,981,392
a
Sonos, Inc. ..................... Household Durables 579,824 10,993,463
a
Texas Capital Bancshares, Inc. ...... Banks 176,282 10,338,939
TriMas Corp. .................... Containers & Packaging 565,191 13,281,988
TrustCo Bank Corp. .............. Banks 441,870 12,058,632
Voya Financial, Inc. ............... Financial Services 106,845 7,303,924
b
Winnebago Industries, Inc. ......... Automobiles 66,549 4,773,560
376,673,850
Total Common Stocks (Cost $ 585,323,986 ) .....................................
845,174,481
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 547,954
Total Warrants (Cost $ – ) ......................................................
547,954

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Units a Value
a a a a a a
Limited Partnerships 1.4%
United States 1.4%
AllianceBernstein Holding LP ....... Capital Markets 404,165 $ 12,840,322
Total Limited Partnerships (Cost $ 5,247,111 ) ....................................
12,840,322
Total Long Term Investments (Cost $ 590,571,097 ) ...............................
858,562,757
Short Term Investments 4.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 4.6%
United States 4.6%
d
FHLB , 3/01/24 .................. 41,400,000 41,393,963
Total U.S. Government and Agency Securities (Cost $ 41,400,000 ) .................
41,393,963
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.984% ......... 330,705 330,705
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 330,705 ) ...................................................................
330,705
a a a a a
Total Short Term Investments (Cost $ 41,730,705 ) ................................
41,724,668
a a a
Total Investments (Cost $ 632,301,802 ) 99.8% ...................................
$900,287,425
Other Assets, less Liabilities 0.2% .............................................
1,400,353
Net Assets 100.0% ...........................................................
$901,687,778
a a a
See Abbreviations on page 27 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 29, 2024. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $54,910,191, representing 6.1% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $631,971,097
Cost - Non-controlled affiliates (Note 3f) ........................................................ 330,705
Value - Unaffiliated issuers (Includes securities loaned of $20,866,857) ................................. $899,956,720
Value - Non-controlled affiliates (Note 3f) ........................................................ 330,705
Cash .................................................................................... 78,034
Receivables:
Investment securities sold ................................................................... 167,320
Capital shares sold ........................................................................ 139,663
Dividends ............................................................................... 2,516,084
European Union tax reclaims (Note 1 d ) ......................................................... 855,927
Total assets .......................................................................... 904,044,453
Liabilities:
Payables:
Capital shares redeemed ................................................................... 604,355
Management fees ......................................................................... 622,107
Distribution fees .......................................................................... 160,221
Transfer agent fees ........................................................................ 317,574
Trustees' fees and expenses ................................................................. 11,738
Payable upon return of securities loaned (Note 1 c ) .................................................. 330,705
Accrued expenses and other liabilities ........................................................... 309,975
Total liabilities ......................................................................... 2,356,675
Net assets, at value ................................................................. $901,687,778
Net assets consist of:
Paid-in capital ............................................................................. $651,119,900
Total distributable earnings (losses) ............................................................. 250,567,878
Net assets, at value ................................................................. $901,687,778

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 29, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $799,223,178
Shares outstanding ........................................................................ 85,313,177
Net asset value per share
a,b
.................................................................. $9.37
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $9.92
Class C:
Net assets, at value ....................................................................... $4,630,994
Shares outstanding ........................................................................ 532,154
Net asset value and maximum offering price per share
a,b
............................................ $8.70
Class R6:
Net assets, at value ....................................................................... $57,524,486
Shares outstanding ........................................................................ 6,108,360
Net asset value and maximum offering price per share
b
............................................. $9.42
Advisor Class:
Net assets, at value ....................................................................... $40,309,120
Shares outstanding ........................................................................ 4,271,422
Net asset value and maximum offering price per share
b
............................................. $9.44
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $402,947)
Unaffiliated issuers ........................................................................ $5,546,062
Interest:
Unaffiliated issuers ........................................................................ 953,667
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (10,454)
Non-controlled affiliates (Note 3 f ) ............................................................. 53,260
Other income (Note 1 d ) ...................................................................... 10,963
Total investment income ................................................................... 6,553,498
Expenses:
Management fees (Note 3 a ) ................................................................... 3,793,317
Distribution fees: (Note 3c )
    Class A ................................................................................ 950,102
    Class C ................................................................................ 22,526
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 527,847
    Class C ................................................................................ 3,129
    Class R6 ............................................................................... 8,647
    Advisor Class ............................................................................ 26,247
Custodian fees ............................................................................. 31,381
Reports to shareholders fees .................................................................. 63,520
Registration and filing fees .................................................................... 42,795
Professional fees ........................................................................... 34,096
Trustees' fees and expenses .................................................................. 58,015
Other .................................................................................... (37,444)
Total expenses ......................................................................... 5,524,178
Expenses waived/paid by affiliates (Not e 3f and 3g) .............................................. (3,175)
Net expenses ......................................................................... 5,521,003
Net investment income ................................................................ 1,032,495
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 18,875,138
Foreign currency transactions ................................................................ (45,288)
Net realized gain (loss) .................................................................. 18,829,850
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 34,987,401
Translation of other assets and liabilities denominated in foreign currencies .............................. 28,039
Net change in unrealized appreciation (depreciation) ............................................ 35,015,440
Net realized and unrealized gain (loss) ............................................................ 53,845,290
Net increase (decrease) in net assets resulting from operations .......................................... $54,877,785

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Smaller Companies Fund
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,032,495 $9,994,088
Net realized gain (loss) ................................................. 18,829,850 (34,346,612)
Net change in unrealized appreciation (depreciation) ........................... 35,015,440 120,246,134
Net increase (decrease) in net assets resulting from operations ................ 54,877,785 95,893,610
Distributions to shareholders:
Class A ............................................................. (8,811,026) (24,014,783)
Class C ............................................................. (12,532) (146,098)
Class R6 ............................................................ (838,117) (2,578,482)
Advisor Class ........................................................ (536,300) (1,292,389)
Total distributions to shareholders .......................................... (10,197,975) (28,031,752)
Capital share transactions: (Note 2 )
Class A ............................................................. (35,694,881) (64,806,697)
Class C ............................................................. (493,377) (1,630,286)
Class R6 ............................................................ (19,020,122) (4,350,188)
Advisor Class ........................................................ (747,962) (4,716,744)
Total capital share transactions ............................................ (55,956,342) (75,503,915)
Net increase (decrease) in net assets ................................... (11,276,532) (7,642,057)
Net assets:
Beginning of period ..................................................... 912,964,310 920,606,367
End of period .......................................................... $901,687,778 $912,964,310

Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 29, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, at February 29, 2024, Fund
held $20,694,702 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund's custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and  accretion of discount on debt securities are included in interest income. Dividend income is  recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not  available. In such cases, the dividend is recorded as soon as the information
is received by the  Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 29, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,647,382 $14,596,673 4,549,946 $38,550,465
Shares issued in reinvestment of distributions .......... 909,437 8,375,919 2,815,556 23,045,020
Shares redeemed ............................... (6,693,640) (58,667,473) (14,952,591) (126,402,182)
Net increase (decrease) .......................... (4,136,821) $(35,694,881) (7,587,089) $(64,806,697)
Class C Shares:
Shares sold ................................... 34,332 $285,501 134,459 $1,049,583
Shares issued in reinvestment of distributions .......... 1,459 12,503 19,221 145,887
Shares redeemed
a
.............................. (97,591) (791,381) (360,489) (2,825,756)
Net increase (decrease) .......................... (61,800) $(493,377) (206,809) $(1,630,286)
Class R6 Shares:
Shares sold ................................... 462,312 $4,045,701 1,257,472 $10,656,433
Shares issued in reinvestment of distributions .......... 89,837 830,997 237,526 1,955,313
Shares redeemed ............................... (2,841,982) (23,896,820) (1,984,060) (16,961,934)
Net increase (decrease) .......................... (2,289,833) $(19,020,122) (489,062) $(4,350,188)
Advisor Class Shares:
Shares sold ................................... 331,919 $2,938,797 452,420 $3,874,201
Shares issued in reinvestment of distributions .......... 55,555 515,554 152,200 1,254,838
Shares redeemed ............................... (473,333) (4,202,313) (1,178,653) (9,845,783)
Net increase (decrease) .......................... (85,859) $(747,962) (574,033) $(4,716,744)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended February 29, 2024, the annualized gross effective investment management fee rate was 0.882% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 29, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$132,681 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 29, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $11,715
CDSC retained .............................................................................. $666
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
At February 29, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, pass-through entity income and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2024, aggregated
$69,335,814 and $134,936,427, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $— $54,799,484 $(54,468,779) $— $— $330,705 330,705 $53,260
Total Affiliated Securities ... $— $54,799,484 $(54,468,779) $— $— $330,705 $53,260
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $16,682,852
Long term ................................................................................ 19,416,534
Total capital loss carryforwards ............................................................... $36,099,386
Cost of investments .......................................................................... $634,331,419
Unrealized appreciation ........................................................................ $312,922,199
Unrealized depreciation ........................................................................ (46,966,193)
Net unrealized appreciation (depreciation) .......................................................... $265,956,006
3 . Transactions with Affiliates (continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At February 29, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received $330,705 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 29, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 15,700,486 $ — $ — $ 15,700,486
5. Investment Transactions
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Belgium .............................. $ — $ 10,361,533 $ — $ 10,361,533
Brazil ................................ 8,311,370 — — 8,311,370
Canada .............................. 13,880,245 — — 13,880,245
China ............................... — 9,856,354 — 9,856,354
Finland .............................. — 11,321,677 — 11,321,677
France ............................... — 5,355,246 — 5,355,246
Germany ............................. — 37,445,507 — 37,445,507
Hong Kong ........................... — 16,626,940 — 16,626,940
Hungary ............................. 6,990,622 — — 6,990,622
India ................................ — 15,171,310 — 15,171,310
Israel ................................ — 4,415,740 — 4,415,740
Italy ................................. — 65,393,437 — 65,393,437
Japan ............................... — 66,374,271 — 66,374,271
Netherlands ........................... — 11,976,888 — 11,976,888
New Zealand .......................... — 2,148,006 — 2,148,006
Philippines ............................ 4,079,831 — — 4,079,831
South Korea .......................... — 13,320,101 — 13,320,101
Sweden .............................. — 21,465,590 — 21,465,590
Switzerland ........................... 21,506,655 29,192,560 — 50,699,215
Taiwan ............................... — 31,364,529 — 31,364,529
United Kingdom ........................ 22,851,098 23,390,635 — 46,241,733
United States .......................... 376,673,850 — — 376,673,850
Warrants .............................. 547,954 — — 547,954
Limited Partnerships ...................... 12,840,322 — — 12,840,322
Short Term Investments ................... 330,705 41,393,963 — 41,724,668
Total Investments in Securities ........... $483,713,138 $416,574,287
a
$— $900,287,425
a
Includes foreign securities valued at $375,180,324, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB
Federal Home Loan Banks
8. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

103 S 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Global Smaller Companies Fund
Investment Manager Distributor Shareholder Services
Templeton Investment Counsel, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                 N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls:
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                  N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024